BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Schedule of Diluted Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss available to shareholders of ordinary shares, diluted	$ (66,504)	$ (130,368)	$ (83,946)
Denominator:
Shares used in computing diluted net loss per ordinary shares	41,658,424	40,583,002	39,645,453